Consolidated Statements of Of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	$ 6,281	$ 4,130	$ 2,517
Other comprehensive income:
Net unrealized holding gain (loss) on available for sale investment securities	1,897	5,969	(103)
Tax effect	(644)	(2,029)	35
Reclassification adjustment for investment security (gains) losses included in net income	(610)	173	(11)
Tax effect	207	(59)	4
Total other comprehensive income (loss)	850	4,054	(75)
Comprehensive income	$ 7,131	$ 8,184	$ 2,442